Schedule of Basic and Diluted Net Earnings (Loss) Per Common Share Attributable to Common Shareholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER COMMON SHARE:
Net income (loss)	$ 5,269,854	$ (2,682,108)
Less: net earnings allocable to participating securities
Net earnings (loss) allocable to common shareholders	$ 5,269,854	$ (2,682,108)
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,288,377	2,145,002
Basic net earnings (loss) per common share allocable to common shareholders	$ 2.30	$ (1.25)
Add back: interest on convertible promissory notes	$ 558,082
Net earnings (loss) allocable to common shareholders	$ 5,827,936	$ (2,682,108)
Add: dilutive effect of stock options	1,716,695
Add: dilutive effect of warrants
Add: dilutive effect of common stock issued for convertible promissory notes
Add: dilutive effect of redeemable convertible preferred stock
Weighted-average shares of common stock outstanding used to calculate diluted net earnings (loss) per common share	4,005,072	2,145,002
Diluted net earnings (loss) per common share attributable to common shareholders	$ 1.46	$ (1.25)